Consolidated Statements of Operations	3 Months Ended				12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares		Mar. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Revenues:
Total revenues	$ 778,000				$ 747,000	$ 43,000
Operating expenses
Cost of sales	635,000				609,000
Research and development					848,000	6,655,000
General and administrative expenses	389,000		4,214,000		7,717,000	5,392,000
Total operating expenses	1,024,000		4,214,000		9,174,000	12,047,000
Operating loss from continuing operations	(246,000)		(4,214,000)		(8,427,000)	(12,004,000)
Other income
Foreign exchange gains (losses)	39,000		(8,000)		73,000	(54,000)
Interest income	9,000		6,000		62,000	12,000
Gain on deconsolidation of former subsidiary					4,947,000
Other income, net	31,000		10,000		354,000	52,000
Total other income, net	79,000		8,000		5,436,000	10,000
Income / (loss) before income taxes	(167,000)		(4,206,000)		(2,991,000)	(11,994,000)
Income tax provision	(30,000)				(7,000)	782,000
Net income / (loss) from continuing operations	(197,000)		(4,206,000)
DISCONTINUED OPERATIONS
Operating losses from discontinued operations			(822,000)
Gain on deconsolidation of subsidiary			4,947,000
Net income from discontinued operations, net of tax			4,125,000
NET INCOME (LOSS)	(197,000)		(81,000)		(2,998,000)	(11,212,000)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	9,000		2,385,000		2,346,000	2,916,000
Total comprehensive income	(188,000)		810,000		(3,032,000)	(11,195,000)
Dividend on convertible exchangeable preferred shares	(20,000)				(61,000)
Deemed dividend on warrant exchange					(11,033,000)
Net loss applicable to common shareholders	$ (217,000)		$ (81,000)		$ (14,092,000)	$ (11,212,000)
EARNINGS PER SHARE — basic and diluted*
EARNINGS (LOSS) PER SHARE - Basic | $ / shares					$ (6.45)	$ (502.46)
EARNINGS (LOSS) PER SHARE - Diluted | $ / shares					$ (6.45)	$ (502.46)
Continuing operations Basic (USD per share) | $ / shares	$ (0.04)		$ (11.52)
Continuing operations Diluted (USD per share) | $ / shares	(0.04)		(11.52)
Discontinued operations Basic (USD per share) | $ / shares			11.29
Discontinued operations Diluted (USD per share) | $ / shares			$ 11.29
Weighted average shares outstanding - Basic | shares	5,458,564		365,231		2,185,075	22,314
Weighted average shares outstanding - Diluted | shares	5,458,564		365,231		2,185,075	22,314
Future NRG Sdn. Bhd. [Member]
Revenues:
Total revenues	$ 183,976		$ 203,630		$ 854,337	$ 871,741
Cost of revenues
Total cost of revenues	(137,688)		(126,884)		(580,357)	(598,307)
Gross profit	46,288		76,746		273,980	273,434
Operating expenses
General and administrative expenses	13,406		9,292		35,708	114,979
Selling and distribution costs	(324)		(408)		(5,907)	(8,669)
Loss on disposal of equity interest in subsidiary	(1,919,251)
Compensation and benefits	(28,433)		(23,919)		(97,826)	(86,105)
Depreciation and amortization	(48,114)		(44,090)		(191,982)	(173,709)
Professional fees	(24,157)		(63)		(14,480)	(16,595)
Impairment on financial assets / ECL					(35,616)	(32,318)
Total operating expenses	2,033,685		77,772		381,519	432,375
Operating loss from continuing operations	(1,987,397)		(1,026)		(107,539)	(158,941)
Other income
Interest income					40,677	35,508
Total other income, net	1,941,507
Income / (loss) before income taxes	(45,890)		(1,026)		(66,862)	(123,433)
Income tax provision					(278)
Net income / (loss) from continuing operations	(45,890)		(1,026)		(67,140)	(123,433)
DISCONTINUED OPERATIONS
Net income from discontinued operations, net of tax					2,557,550	921,119
NET INCOME (LOSS)	(45,890)		(1,026)		2,490,410	797,686
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(28,493)		(119,311)		174,075	22,645
Total comprehensive income	$ (74,383)		$ (120,337)		$ 2,664,485	$ 820,331
EARNINGS PER SHARE — basic and diluted*
EARNINGS (LOSS) PER SHARE - Basic | $ / shares	$ (0.0016)	[1]	$ (0.0037)	[1]	$ 0.0889	$ 0.0285
EARNINGS (LOSS) PER SHARE - Diluted | $ / shares	(0.0016)	[1]	(0.0037)	[1]	0.0889	0.0285
Continuing operations Basic (USD per share) | $ / shares	(0.0016)	[1]	(0.0037)	[1]	(0.0024)	(0.0044)
Continuing operations Diluted (USD per share) | $ / shares	(0.0016)	[1]			(0.0024)	(0.0044)
Discontinued operations Basic (USD per share) | $ / shares		[1]		[1]	0.0913	0.0329
Discontinued operations Diluted (USD per share) | $ / shares		[1]		[1]	$ 0.0913	$ 0.0329
Weighted average shares outstanding - Basic | shares	28,000,000		28,000.00		28,000,000	28,000,000
Weighted average shares outstanding - Diluted | shares	28,000,000		28,000.00		28,000,000	28,000,000
Product Revenue Fire Safety [Member]
Revenues:
Total revenues					$ 747,000
Clinical Trial Supply [Member]
Revenues:
Total revenues						43,000
Compensation and Benefits [Member] | Future NRG Sdn. Bhd. [Member]
Cost of revenues
Total cost of revenues	$ (20,691)		$ (15,640)		(72,663)	(83,223)
Upkeep of Plant [Member] | Future NRG Sdn. Bhd. [Member]
Cost of revenues
Total cost of revenues	(86,163)		(81,852)		(345,172)	(371,934)
Other Cost Of Revenues [Member] | Future NRG Sdn. Bhd. [Member]
Cost of revenues
Total cost of revenues	(30,834)		(29,392)		$ (162,522)	$ (143,150)
Revenue from Services [Member] | Future NRG Sdn. Bhd. [Member]
Revenues:
Total revenues	$ 183,976		$ 203,630

[1]	No potentially dilutive securities existed in any period presented. Basic and diluted EPS are identical.